DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2017
DIVIDENDS
Schedule of Cash flows from dividends paid are classified under operating activities

Figures in million - SA rand	2017	2016	2015
Dividend declared and paid[1]	558.2	1,610.6	658.4
Dividend per share - cents	60	175	72

[1] The dividend declared and paid relates to the final dividend of 60 SA cents per share or R558.2 million in respect of the six months ended 31 December 2016 declared on 23 February 2017.

Schedule of Reconciliation of (loss)/profit attributable to the owners

Figures in million - SA rand	2017	2016	2015
(Loss)/profit attributable to the owners of Sibanye-Stillwater	(4,437.4)	3,473.3	716.9
Adjusted for:
Loss on financial instruments	1,114.4	1,032.8	229.5
(Gain)/loss on foreign exchange differences	(292.4)	(219.6)	359.4
Impairments	4,411.0	1,381.1	-
Occupational healthcare expense	1,106.9	-	-
Gain on disposal of property, plant and equipment	(40.7)	(95.4)	(58.7)
Restructuring costs	729.8	187.7	104.8
Transaction costs	552.1	157.0	25.7
Share-based payment on BEE transaction	-	240.3	-
Gain on acquisition	-	(2,178.6)	-
Net loss on derecognition of guarantee asset and liability	-	-	158.3
Other	52.7	72.4	44.1
Tax effect of the items adjusted above	(813.4)	(419.4)	(244.2)
Change in estimated deferred tax rate	(2,571.1)	59.8	28.8
Share of results of equity-accounted investees after tax	(291.6)	(13.3)	(116.0)
Normalised earnings	(479.7)	3,678.1	1,248.6